SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, cash equivalents, restricted cash and short term loan (Details)	May 19, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Jul. 31, 2016 CNY (¥)	May 19, 2016 CNY (¥)
Cash, cash equivalents, restricted cash and short term loan
Borrowed amount			¥ 3,449,650
Commercial Loan Facility (the "Facility") | ATA BVI
Cash, cash equivalents, restricted cash and short term loan
Term of commercial loan facility	2 years
Maximum borrowing capacity | $	$ 4,000,000
Maturity date of each drawdown	12 months
Maximum maturity date of each drawdown prior to the expiration date of the corresponding SBLC	5 days
Borrowed amount				¥ 3,449,650
Commercial Loan Facility (the "Facility") | ATA BVI | Restricted cash
Cash, cash equivalents, restricted cash and short term loan
Standby Letter of Credit ("SBLC") used to secure the Facility		¥ 0			¥ 30,000,000
Commercial Loan Facility (the "Facility") | 3-month LIBOR | ATA BVI
Cash, cash equivalents, restricted cash and short term loan
Annual interest rate (as a percentage)	2.50%